SHARE BASED COMPENSATION - Summary of the Option Activity (Details) - USD ($)		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)		7,304,020	8,575,000	6,165,000	5,460,000
Granted (in shares)	3,300,000	8,740,000	700,000	5,300,000	830,000
Exercised (in shares)		(120,680)	(1,945,980)	0	0
Forfeited (in shares)		(280,000)	(25,000)	(2,185,000)	(1,535,000)
Options outstanding at the end of the period (in shares)		15,643,340	7,304,020	8,575,000	6,165,000	5,460,000
Vested or expected to vest at the end of the period (in shares)		15,643,340
Exercisable at the end of the period (in shares)		5,250,001
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)		$ 0.21	$ 0.21	$ 0.71	$ 0.36
Granted (in dollars per share)		0.64	0.30	0.15	0.26
Exercised (in dollars per share)		0.26	0.25	0	0
Forfeited (in dollars per share)		1.00	0.47	0.43	0.74
Options outstanding at the end of the period (in dollars per share)		0.43	$ 0.21	$ 0.21	$ 0.71	$ 0.36
Vested or expected to vest at the end of the period (in dollars per share)		0.43
Exercised at the end of the period (in dollars per share)		$ 0.23
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period		1 year 3 months 25 days	1 year 5 months 26 days	1 month 20 days	1 year 7 months 20 days	1 year 11 months 15 days
Granted		1 year 10 months 17 days	11 months 19 days	2 years 10 months 28 days	3 years 6 months
Outstanding at the end of the period		1 year 3 months 25 days	1 year 5 months 26 days	1 month 20 days	1 year 7 months 20 days	1 year 11 months 15 days
Vested or expected to vest at the end of the period		1 year 3 months 21 days
Exercisable at the end of the period		6 months 25 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)			$ 0	$ 0	$ 0
Granted (in dollars)			0	0	0
Exercised (in dollars)			0	0	0
Forfeited (in dollars)			$ 0	0
Outstanding at the end of the period (in dollars)		$ 2,535,646		$ 0	$ 0	$ 0
Vested or expected to vest at the end of the period (in dollars)		2,535,646
Exercisable at the end of the period (in dollars)		$ 2,011,353